Note 12 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total FHLB long-term debt, amount	$ 0	$ 47,855
Total FHLB long-term debt, weighted interest rate	0.00%	4.50%